UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                     811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-846-7526

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders.

SEMI ANNUAL REPORT

June 30, 2020

Ticker Symbol

TIMOTHY PLAN US SMALL CAP CORE ETF	TPSC

TIMOTHY PLAN US LARGE/MID CAP CORE ETF (formerly known as TIMOTHY PLAN US LARGE CAP CORE ETF)	TPLC

TIMOTHY PLAN HIGH DIVIDEND STOCK ETF	TPHD

TIMOTHY PLAN INTERNATIONAL ETF	TPIF

Listed and traded on: The New York Stock Exchange

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.timothyplan.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Schedule of Portfolio Investments

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)

Communication Services (2.0%):
Cumulus Media, Inc., Class A(a)	5,688	22,468
MSG Networks, Inc.(a)	6,681	66,476
QuinStreet, Inc.(a)	4,892	51,170
Sciplay Corp., Class A(a)	4,538	67,299
Shenandoah Telecommunication Co.	1,186	58,458
Techtarget, Inc.(a)	2,547	76,486
Telephone & Data Systems, Inc.	3,143	62,483
US Cellular Corp.(a)	2,180	67,296

		472,136

Consumer Discretionary (16.1%):
Acushnet Holdings Corp.	2,569	89,376
Adtalem Global Education, Inc.(a)	2,099	65,384
American Eagle Outfitters	4,131	45,028
America’s Car-Mart, Inc.(a)	496	43,584
Asbury Automotive Group, Inc.(a)	664	51,347
Big Lots, Inc.	1,026	43,092
Bloomin’ Brands, Inc.	3,071	32,737
Boot Barn Holdings, Inc.(a)	1,751	37,752
Brinker International, Inc.	1,152	27,648
Carriage Services, Inc.	3,090	55,991
Cavco Industries, Inc.(a)	272	52,455
Century Communities, Inc.(a)	1,291	39,582
Cheesecake Factory, Inc.	1,806	41,394
Collectors Universe, Inc.	2,205	75,587
Conn’s, Inc.(a)	3,813	38,473
Cooper Tire & Rubber Co.	2,330	64,331
Crocs, Inc.(a)	1,281	47,166
Dave & Buster’s	1,383	18,435
Denny’s Corp.(a)	3,329	33,623

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Discretionary (16.1%): (continued)
Dine Brands Global, Inc.	585	24,629
Dorman Products, Inc.(a)	1,054	70,692
El Pollo Loco Holdings, Inc.(a)	3,472	51,246
Fox Factory Holding Corp.(a)	593	48,988
Garrett Motion, Inc.(a)	6,680	37,007
Genesco, Inc.(a)	1,366	29,588
Gentherm, Inc.(a)	1,935	75,272
G-III Apparel Group Ltd.(a)	1,833	24,361
Graham Holdings Co., Class B	183	62,709
Green Brick Partners, Inc.(a)	5,087	60,281
Group 1 Automotive, Inc.	631	41,627
Haverty Furniture Cos., Inc.	3,911	62,576
Hilton Grand Vacations(a)	2,020	39,491
Hooker Furniture Corp.	3,453	67,161
Installed Building Products(a)	611	42,025
iRobot Corp.(a)	778	65,274
Jack In The Box, Inc.	541	40,083
Johnson Outdoors, Inc., Class A	909	82,737
KB Home	1,241	38,074
Kontoor Brands, Inc.	2,665	47,464
La Z Boy, Inc.	2,091	56,582
LCI Industries	545	62,664
LGI Homes, Inc.(a)	522	45,952
Lithia Motors, Inc., Class A	426	64,467
M/I Homes, Inc.(a)	1,036	35,680
Malibu Boats, Inc.(a)	1,017	52,833
MarineMax, Inc.(a)	2,194	49,124
MDC Holdings, Inc.	1,403	50,087
Meritage Corp.(a)	643	48,945
Monro, Inc.	1,085	59,610

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Discretionary (16.1%): (continued)
Movado Group, Inc.	3,939	42,699
Murphy USA, Inc.(a)	619	69,692
National Vision Holdings, Inc.(a)	1,466	44,742
Oxford Industries, Inc.	1,343	59,105
PetMed Express, Inc.	1,506	53,674
Rent-A-Center, Inc.	2,211	61,510
Rocky Brands, Inc.	2,523	51,873
Ruth’s Hospitality Group, Inc.	3,361	27,426
Sally Beauty Holdings, Inc.(a)	3,543	44,394
Shoe Carnival, Inc.	1,576	46,130
Skyline Champion Corp.(a)	2,189	53,280
Sonic Automotive, Inc.	1,429	45,599
Stamps.com, Inc.(a)	220	40,412
Standard Motor Products	2,034	83,801
Steven Madden Ltd.	2,151	53,108
Stoneridge, Inc.(a)	2,699	55,761
Sturm Ruger & Co.	1,607	122,132
The Buckle, Inc.	3,471	54,425
The Children’s Place, Inc.	725	27,130
The Michaels Cos., Inc.(a)	4,815	34,042
Tilly’s, Inc.	7,204	40,847
Tri Pointe Group, Inc.(a)	3,286	48,271
Tupperware Corp.	5,381	25,560
Visteon Corp.(a)	784	53,704
Wingstop, Inc.	549	76,294
Winmark Corp.	505	86,475
Winnebago Industries, Inc.	701	46,701
XPEL, Inc.(a)	2,833	44,308
Yeti Holdings, Inc.(a)	1,451	62,001
Zumiez, Inc.(a)	2,071	56,704

		4,052,014

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Staples (5.4%):
B&G Foods, Inc.	2,380	58,024
BJ’s Wholesale Club Holdings, Inc.(a)	2,110	78,640
elf Beauty, Inc.(a)	3,079	58,717
Hostess Brands, Inc.(a)	10,793	131,890
Ingles Markets, Inc.	1,758	75,717
Inter Parfums, Inc.	1,112	53,543
John B. Sanfilippo & Son, Inc.	1,123	95,826
Lifevantage Corp.(a)	4,079	55,148
Medifast, Inc.	504	69,939
National Beverage Corp.(a)	1,282	78,228
Nu Skin Enterprises, Inc., Class A	1,038	39,683
PriceSmart, Inc.	1,293	78,007
Sprouts Farmers Market, Inc.(a)	3,256	83,321
The Chefs’ Warehouse, Inc.(a)	1,606	21,809
Tootsie Roll Industries, Inc.	3,688	126,388
Usana Health Sciences, Inc.(a)	744	54,632
WD-40 Co.	482	95,581
Weis Markets, Inc.	2,050	102,746

		1,357,839

Energy (1.9%):
Archrock, Inc.	5,242	34,021
Cactus, Inc., Class A	1,902	39,238
CONSOL Energy, Inc.(a)	4,112	20,848
Core Laboratories N.V.	1,626	33,040
CVR Energy, Inc.	2,105	42,332
Delek US Holdings, Inc.	2,117	36,857
Falcon Minerals Corp.	13,798	44,154
Helix Energy Solutions Group, Inc.(a)	6,750	23,423
Magnolia Oil & Gas Corp.(a)	7,206	43,668
Propetro Holding Corp.(a)	4,573	23,505

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Energy (1.9%): (continued)
Solaris Oilfield Infrast, Class A	6,561	48,682
Southwestern Energy Co.(a)	13,258	33,940
World Fuel Services Corp.	2,072	53,375

		477,083

Financials (20.3%):
American National Insurance Co.	1,112	80,142
Ameris BanCorp	2,191	51,686
Amerisafe, Inc.	1,208	73,881
Artisan Partners Asset Management, Inc., Class A	2,171	70,557
Associated Banc-Corp.	4,335	59,303
Atlantic Union Bankshares	2,598	60,170
Axos Financial, Inc.(a)	2,434	53,743
B Riley Financial, Inc.	2,643	57,512
Bancfirst Corp.	1,315	53,350
BancorpSouth Bank	2,758	62,717
Bank of Hawaii Corp.	1,096	67,305
BankUnited, Inc.	2,506	50,747
Banner Corp.	1,432	54,416
Berkshire Hills BanCorp, Inc.	4,556	50,207
Cadence BanCorp	4,468	39,586
Cannae Holdings, Inc.(a)	1,598	65,678
Capitol Federal Financial, Inc.	7,875	86,704
Cathay General BanCorp	2,289	60,201
CNO Financial Group, Inc.	3,534	55,024
Cohen & Steers, Inc.	757	51,514
Columbia Banking System, Inc.	2,306	65,364
Columbia Financial, Inc.(a)	7,325	102,221
CVB Financial Corp.	4,056	76,008
Employers Holdings, Inc.	2,798	84,360
Federated Hermes, Inc.	2,257	53,491

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (20.3%): (continued)
First BanCorp.	8,756	48,946
First Busey Corp.	3,526	65,760
First Financial BanCorp.	3,919	54,435
First Interstate Bancsys, Class A	2,197	68,019
First Merchants Corp.	2,390	65,892
First Midwest BanCorp, Inc.	5,145	68,686
Flagstar BanCorp, Inc.	1,987	58,477
Fulton Financial Corp.	6,002	63,201
Goosehead Insurance, Inc., Class A(a)	917	68,922
Great Western BanCorp, Inc.	3,413	46,963
Hancock Whitney Corp.	2,212	46,894
Heartland Financial USA, Inc.	1,826	61,061
Hilltop Holdings, Inc.	3,190	58,856
Home Bancshares, Inc.	3,630	55,829
Hope BanCorp, Inc.	7,245	66,799
Horace Mann Educators	1,959	71,954
Independent Bank Corp.	1,042	69,908
Independent Bank Group, Inc.	1,281	51,906
International Bancshares Corp.	1,779	56,964
Investors BanCorp, Inc.	7,216	61,336
Kinsale Capital Group, Inc.	401	62,239
Mercury General Corp.	1,929	78,607
Moelis & Co.	1,998	62,258
National General Holdings Corp.	3,377	72,977
Navient Corp.	5,956	41,871
NBT BanCorp, Inc.	2,536	78,006
Nelnet, Inc., Class A	1,736	82,876
NMI Holdings, Inc.(a)	2,668	42,901
Northwest Bancshares, Inc.	8,055	82,362
Oceanfirst Financial Corp.	4,047	71,349

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (20.3%): (continued)
Old National BanCorp	5,444	74,908
Pacific Premier BanCorp, Inc.	2,694	58,406
Park National Corp.	999	70,310
Pennymac Financial Services	1,283	53,617
PRA Group, Inc.(a)	1,418	54,820
Provident Financial Services, Inc.	4,174	60,314
Renasant Corp.	2,850	70,965
S&T BanCorp, Inc.	3,155	73,985
Safety Insurance Group, Inc.	1,110	84,649
Seacoast Banking Corp.(a)	2,764	56,386
Servisfirst Bancshares, Inc.	1,780	63,653
Simmons First National Corp., Class A	3,798	64,984
South State Corp.	1,168	55,667
Towne Bank	3,616	68,125
Trustmark Corp.	3,013	73,879
UMB Financial Corp.	1,316	67,840
United Bankshares, Inc.	2,363	65,361
United Community Banks, Inc.	2,880	57,946
Veritex Holdings, Inc.	3,004	53,171
Walker & Dunlop, Inc.	1,008	51,216
Washington Federal, Inc.	2,630	70,589
WesBanco, Inc.	3,235	65,703
Westamerica BanCorp.	1,483	85,153
WSFS Financial Corp.	2,010	57,687

		5,031,475

Health Care (8.7%):
Addus Homecare Corp.(a)	558	51,648
Anika Therapeutics, Inc.(a)	1,546	58,331
Atrion Corp.	126	80,263
Biolife Solutions, Inc.(a)	3,179	51,977

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (8.7%): (continued)
Biospecifics Technologies Corp.(a)	1,309	80,215
Biotelemetry, Inc.(a)	1,394	62,995
Computer Programs & Systems	2,534	57,750
CONMED Corp.	706	50,825
Corcept Therapeutics, Inc.(a)	4,946	83,192
CorVel Corp.(a)	869	61,603
Enanta Pharmaceuticals, Inc.(a)	1,352	67,884
Ensign Group, Inc.	1,148	48,044
Healthstream, Inc.(a)	3,450	76,349
HMS Holdings Corp.(a)	2,636	85,379
Innoviva, Inc.(a)	5,303	74,136
Integer Holdings Corp.(a)	817	59,682
Iradimed Corp.(a)	2,797	64,918
Lantheus Holdings, Inc.(a)	4,171	59,645
Lemaitre Vascular, Inc.	2,509	66,238
Magellan Health, Inc.(a)	789	57,581
Meridian Bioscience, Inc.(a)	2,965	69,055
National Healthcare Corp.	1,400	88,816
National Research Corp.	1,036	60,306
Nextgen Healthcare, Inc.(a)	3,766	41,351
Phibro Animal Health Corp., Class A	2,319	60,920
Simulations Plus, Inc.	1,336	79,920
Staar Surgical Co.(a)	1,471	90,524
Supernus Pharmaceuticals, Inc.(a)	2,439	57,926
Surmodics, Inc.(a)	1,549	66,979
Tactile Systems Technology, Inc.(a)	1,557	64,507
The Joint Corp.(a)	3,104	47,398
Triple-S Management Corp., Class B(a)	2,627	49,966
U.S. Physical Therapy, Inc.	654	52,987
Zynex, Inc.(a)	1,840	45,761

		2,175,071

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (24.9%):
AAON, Inc.	1,246	67,645
ABM Industries, Inc.	2,095	76,049
Alamo Group, Inc.	637	65,382
Albany International Corp.	942	55,305
Allegiant Travel Co.	387	42,265
Allied Motion Technologies, Inc.	1,359	47,973
Altra Industrial Motion Corp.	1,527	48,650
Ameresco, Inc.(a)	2,663	73,978
American Woodmark Corp.(a)	592	44,785
Applied Industrial Technologies, Inc.	945	58,959
Arcosa, Inc.	1,571	66,296
ASGN, Inc.(a)	984	65,613
Atkore International Group, Inc.(a)	1,508	41,244
AZZ, Inc.	1,901	65,242
Barnes Group, Inc.	1,225	48,461
BMC Stock Holdings, Inc.(a)	2,569	64,585
Brady Corp.	1,531	71,681
Builders FirstSource, Inc.(a)	2,103	43,532
Chart Industries, Inc.(a)	881	42,720
Columbus McKinnon Corp.	1,770	59,207
Comfort Systems USA, Inc.	1,505	61,329
Construction Partners, Inc., Class A(a)	3,233	57,418
CSW Industrials, Inc.	1,119	77,333
Ducommon, Inc.(a)	1,144	39,891
DXP Enterprise, Inc.(a)	2,401	47,804
Echo Global Logistics, Inc.(a)	3,015	65,184
Encore Wire Corp.	1,574	76,842
EnerSys	887	57,105
Ennis, Inc.	4,833	87,670
ESCO Technologies, Inc.	888	75,062

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (24.9%): (continued)
Evoqua Water Technologies Corp.(a)	2,496	46,426
Federal Signal Corp.	2,662	79,140
Forward Air Corp.	1,583	78,865
Foundation Building Materials, Inc.(a)	3,232	50,452
Franklin Electric Co.	1,315	69,064
GATX Corp.	1,110	67,687
Gibraltar Industries, Inc.(a)	1,457	69,951
GMS, Inc.(a)	2,079	51,123
Gorman-Rupp Co.	2,137	66,418
GrafTech International, Ltd.	6,172	49,253
Great Lakes Dredge & Dock Corp.(a)	7,514	69,580
H&E Equipment Services, Inc.	2,746	50,746
Healthcare Services Group	2,384	58,313
Heartland Express, Inc.	4,842	100,810
Heidrick & Struggles International, Inc.	3,321	71,800
Helios Technologies, Inc.	1,536	57,216
HNI Corp.	2,031	62,088
Hub Group, Inc., Class A(a)	1,720	82,320
Hyster-Yale Materials Handling, Inc.	1,480	57,217
ICF International, Inc.	1,127	73,063
Insperity, Inc.	725	46,929
Interface, Inc.	5,351	43,557
Jeld-Wen Holding, Inc.(a)	2,480	39,953
Kadant, Inc.	646	64,380
Kaman Corp.	1,385	57,616
KAR Auction Services, Inc.	3,474	47,802
Kimball International, Inc.	5,086	58,794
Knoll, Inc.	4,560	55,586
Korn Ferry	2,143	65,854
Kratos Defense & Security Solutions, Inc.(a)	3,194	49,922

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (24.9%): (continued)
Marten Transport Ltd.	2,819	70,926
Matson, Inc.	2,203	64,107
McGrath Rentcorp	1,160	62,652
Meritor, Inc.(a)	2,696	53,381
Mesa Air Group, Inc.(a)	9,260	31,854
Miller Herman, Inc.	2,277	53,760
Moog, Inc.	946	50,119
Mueller Industries, Inc.	2,177	57,865
Mueller Water Products, Inc., Class A	7,399	69,773
MYR Group, Inc.(a)	1,793	57,215
National Presto Industries, Inc.	1,006	87,915
NV5 Global, Inc.(a)	957	48,644
Patrick Industries, Inc.	692	42,385
PGT Innovations, Inc.(a)	3,309	51,885
Powell Industries, Inc.	1,863	51,028
Primoris Services Corp.	3,014	53,529
Proto Labs, Inc.(a)	599	67,370
Raven Industries, Inc.	2,939	63,218
Resources Connection, Inc.	6,486	77,637
Rush Enterprises, Inc., Class A	1,807	74,917
Saia, Inc.(a)	577	64,151
SkyWest, Inc.	944	30,793
SP Plus Corp.(a)	2,377	49,228
Spirit Airlines, Inc.(a)	1,797	31,987
SPX Corp.(a)	1,545	63,577
Standex International Corp.	1,085	62,442
Steelcase, Inc., Class A	4,264	51,424
Sterling Construction Co., Inc.(a)	5,528	57,878
Tennant Co.	1,041	67,675
The Greenbrier Cos., Inc.	2,195	49,936

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (24.9%): (continued)
The Shyft Group, Inc.	3,147	52,995
Thermon Group Holdings, Inc.(a)	4,118	59,999
TriMas Corp.(a)	3,203	76,711
Trinity Industries, Inc.	3,227	68,703
Triton International Ltd.	2,439	73,755
TrueBlue, Inc.(a)	5,421	82,780
UFP Industries, Inc.	1,309	64,809
Valmont Industries, Inc.	724	82,260
Vectrus, Inc.(a)	1,217	59,791
Vicor Corp.(a)	837	60,222
Wabash National Corp.	6,233	66,194
Werner Enterprises, Inc.	2,341	101,904
WESCO International, Inc.(a)	1,237	43,431

		6,249,960

Information Technology (11.8%):
ACM Research, Inc., Class A(a)	614	38,289
Advanced Energy Industries, Inc.(a)	790	53,554
Alarm.com Holdings, Inc.(a)	1,274	82,568
American Software, Inc., Class A	3,116	49,108
Axcelis Technologies, Inc.(a)	1,914	53,305
Badger Meter, Inc.	1,054	66,318
Brooks Automation, Inc.	1,480	65,475
Cass Information Systems, Inc.	1,758	68,615
Comtech Telecommunications Corp.	2,965	50,079
CSG Systems International, Inc.	2,170	89,815
CTS Corp.	3,158	63,286
Digi International, Inc.(a)	4,526	52,728
Diodes, Inc.(a)	1,382	70,067
Ebix, Inc.	1,412	31,572
eplus, Inc.(a)	813	57,463

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (11.8%): (continued)
Evertec, Inc.	2,466	69,294
Exlservice Holdings, Inc.(a)	1,042	66,063
Fabrinet(a)	1,298	81,021
FormFactor, Inc.(a)	2,500	73,325
GlobalSCAPE, Inc.	5,123	49,949
Greensky, Inc.(a)	8,350	40,915
Ichor Holding Ltd.(a)	1,874	49,811
Insight Enterprises, Inc.(a)	1,352	66,518
Intelligent Systems Corp.(a)	2,000	68,160
Lattice Semiconductor(a)	2,325	66,007
Methode Electronics, Inc.	2,199	68,741
MTS Systems Corp.	2,296	40,387
Napco SEC System, Inc.(a)	2,306	53,937
NIC, Inc.	3,664	84,125
OSI Systems, Inc.(a)	1,156	86,284
Paysign, Inc.(a)	5,536	53,755
PC Connection, Inc.	1,487	68,937
Perficient, Inc.(a)	1,338	47,874
Photronics, Inc.(a)	5,075	56,485
Plexus Corp.(a)	1,034	72,959
Power Integrations, Inc.	569	67,216
ScanSource, Inc.(a)	2,274	54,781
Semtech Corp.(a)	1,102	57,546
Smart Global Holdings, Inc.(a)	1,805	49,060
Smith Micro Software, Inc.(a)	11,582	51,656
SPS Commerce, Inc.(a)	1,129	84,811
Sykes Enterprises, Inc.(a)	2,577	71,280
The Hackett Group, Inc.	4,609	62,406
Ttec Holdings, Inc.	1,540	71,702
Verra Mobility Corp.(a)	4,724	48,563

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (11.8%): (continued)
Virtusa Corp.(a)	1,570	50,978
Vishay Intertechnology, Inc.	4,059	61,981
Vishay Precision Group, Inc.(a)	3,010	73,986

		2,962,755

Materials (6.5%):
Allegheny Technologies, Inc.(a)	4,133	42,115
American Vanguard Corp.	4,719	64,933
Boise Cascade Co.	1,749	65,780
Cabot Corp.	1,639	60,725
Carpenter Technology Corp.	1,922	46,666
Chase Corp.	510	52,275
Commercial Metals Co.	3,288	67,075
Futurefuel Corp.	5,832	69,693
GCP Applied Technologies(a)	3,150	58,527
Gold Resource Corp.	12,014	49,378
Greif, Inc., Class A	1,775	61,078
H.B. Fuller Co.	1,688	75,286
Haynes International, Inc.	3,438	80,311
Ingevity Corp.(a)	1,054	55,409
Innospec, Inc.	833	64,349
Koppers Holdings, Inc.(a)	2,020	38,057
Kronos Worldwide, Inc.	6,689	69,632
Materion Corp.	1,085	66,717
Minerals Technologies, Inc.	1,211	56,832
Myers Industries, Inc.	3,253	47,331
Neenah, Inc.	1,337	66,128
PolyOne Corp.	1,741	45,666
PQ Group Holdings, Inc.(a)	5,081	67,272
Ryerson Holding Corp.(a)	9,328	52,517
Stepan Co.	696	67,582

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (6.5%): (continued)
Tredegar Corp.	3,566	54,916
Trinseo SA	2,327	51,566
Warrior Met Coal, Inc.	2,863	44,062

		1,641,878

Real Estate (0.2%):
Marcus & Millichap, Inc.(a)	2,031	58,615

		58,615

Utilities (1.9%):
American States Water Co.	871	68,487
Chesapeake Utilities Corp.	848	71,232
MGE Energy, Inc.	943	60,833
Middlesex Water Co.	1,062	71,345
Otter Tail Corp.	1,483	57,526
The York Water Co.	1,426	68,391
Unitil Corp.	1,473	66,020

		463,834

Total Common Stocks (Cost $27,315,180)		24,942,660

Total Investments (Cost $27,315,180) — 99.7%		24,942,660

Other assets in excess of liabilities — 0.3%		83,432

NET ASSETS - 100.00%		25,026,092

Percentages indicated are based on net assets as of June 30, 2020.

(a)	Non-income producing security.

See notes to financial statements.

Schedule of Portfolio Investments (concluded)

June 30, 2020

Timothy Plan US Small Cap Core ETF	(Unaudited)

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index September Future (U.S. Dollar)	9/18/20	1	$71,880	$(1,257)

				$(1,257)

See notes to financial statements.

Schedule of Portfolio Investments

June 30, 2020

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.8%)

Communication Services (0.3%):
Cable One, Inc.	269	477,435

		477,435

Consumer Discretionary (8.6%):
Aptiv PLC	3,833	298,667
AutoZone, Inc.(a)	433	488,477
BorgWarner, Inc.	12,809	452,158
Bright Horizons Family Solutions, Inc.(a)	2,826	331,207
Burlington Stores, Inc.(a)	1,780	350,535
CarMax, Inc.(a)	4,019	359,901
Columbia Sportswear Co.	5,672	457,050
Dollar General Corp.	3,689	702,791
Dollar Tree, Inc.(a)	4,804	445,235
Domino’s Pizza, Inc.	1,228	453,672
Dr Horton, Inc.	6,938	384,712
Dunkin’ Brands Group, Inc.	5,644	368,158
Garmin Ltd.	6,050	589,875
Gentex Corp.	19,746	508,854
Genuine Parts Co.	4,663	405,494
Kohl’s Corp.	10,241	212,706
Lear Corp.	3,263	355,732
Lennar Corp.	5,320	327,818
LKQ Corp.(a)	12,094	316,863
Mohawk Industries, Inc.(a)	3,181	323,699
NVR, Inc.(a)	108	351,945
O’Reilly Automotive, Inc.(a)	1,132	477,330
Planet Fitness, Inc., Class A(a)	3,873	234,588
Pool Corp.	1,865	507,038
Pultegroup, Inc.	9,512	323,693
Ross Stores, Inc.	4,231	360,650

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Discretionary (8.6%): (continued)
Service Corp. International	13,257	515,565
Tapestry, Inc.	17,991	238,920
Tractor Supply Co.	4,572	602,545
Yum China Holdings, Inc.	11,393	547,662

		12,293,540

Consumer Staples (4.3%):
Casey’s General Stores, Inc.	3,075	459,774
Conagra Brands, Inc.	16,294	573,060
Costco Wholesale Corp.	2,418	733,162
Hormel Foods Corp.	14,528	701,266
Ingredion, Inc.	5,868	487,044
Lamb Weston Holding, Inc.	6,092	389,462
McCormick & Co., Inc.	3,187	571,780
Monster Beverage Corp.(a)	8,705	603,431
Sysco Corp.	5,854	319,980
The JM Smucker Co.	6,250	661,312
Tyson Foods, Inc., Class A	6,859	409,551
US Foods Holding Corp.(a)	12,395	244,429

		6,154,251

Energy (2.1%):
Cabot Oil & Gas Corp.	20,658	354,904
ConocoPhillips	6,934	291,367
Continental Resources, Inc.	11,400	199,842
EOG Resources, Inc.	5,756	291,599
HollyFrontier Corp.	9,743	284,496
Kinder Morgan, Inc.	24,810	376,367
ONEOK, Inc.	6,871	228,255
Phillips 66	4,498	323,406
The Williams Cos., Inc.	17,850	339,507

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Energy (2.1%): (continued)
Valero Energy Corp.	4,799	282,277

		2,972,020

Financials (12.4%):
Aflac, Inc.	9,934	357,922
Alleghany Corp.	830	405,986
American Financial Group, Inc.	4,889	310,256
Arch Capital Group Ltd.(a)	12,394	355,088
Ares Management Corp., Class A	9,798	388,981
Arthur J Gallagher & Co.	5,288	515,527
Athene Holding, Ltd., Class A(a)	8,282	258,316
BlackRock, Inc.	803	436,904
Brown & Brown, Inc.	13,204	538,194
CBOE Global Markets, Inc.	4,946	461,363
Cincinnati Financial Corp.	6,326	405,054
Commerce Bancshares, Inc.	7,259	431,693
Credit Acceptance Corp.(a)	777	325,571
East West BanCorp, Inc.	9,518	344,932
Everest Re Group, Ltd.	2,041	420,854
FactSet Research Systems, Inc.	1,657	544,275
First American Financial Corp.	7,873	378,061
First Republic Bank/CA	4,078	432,228
Franklin Resources, Inc.	19,528	409,502
Globe Life, Inc.	5,383	399,580
Intercontinental Exchange, Inc.	5,777	529,173
Invesco Ltd.	28,903	310,996
Jefferies Financial Group, Inc.	25,037	389,325
LPL Financial Holdings, Inc.	3,946	309,366
Markel Corp.(a)	437	403,425
MarketAxess Holdings, Inc.	919	460,345
Morningstar, Inc.	4,460	628,727

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (12.4%): (continued)
MSCI, Inc.	1,268	423,284
Nasdaq, Inc.	4,191	500,699
Old Republic International Corp.	24,889	405,940
People’s United Financial, Inc.	30,882	357,305
Principal Financial Group, Inc.	8,029	333,525
Prosperity Bancshares, Inc.	5,838	346,660
Reinsurance Group of America, Inc.	3,650	286,306
Renaissancere Holdings, Ltd.	2,741	468,794
Santander Consumer USA Holdings, Inc.	14,625	269,246
SEI Investments Co.	8,351	459,138
Signature Bank	3,245	346,955
SVB Financial Group(a)	1,529	329,545
TCF Financial Corp.	8,598	252,953
The Charles Schwab Corp.	10,804	364,527
Tradeweb Markets, Inc., Class A	7,944	461,864
Voya Financial, Inc.	9,194	428,900
WR Berkley Corp.	7,664	439,071

		17,626,356

Health Care (16.2%):
ABIOMED, Inc.(a)	1,669	403,164
Agilent Technologies, Inc.	6,560	579,707
Alexion Pharmaceuticals, Inc.(a)	4,837	542,905
Align Technology, Inc.(a)	1,342	368,298
Amedisys, Inc.(a)	2,401	476,695
Amgen, Inc.	2,673	630,454
Baxter International, Inc.	6,449	555,259
Bruker Corp.	10,248	416,889
Centene Corp.(a)	6,174	392,358
Cerner Corp.	10,692	732,936
Charles River Laboratories International, Inc.(a)	2,362	411,815

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (16.2%): (continued)
Chemed Corp.	1,141	514,671
Danaher Corp.	3,725	658,692
DaVita, Inc.(a)	6,347	502,302
DENTSPLY Sirona, Inc.	11,413	502,857
Edwards Lifesciences Corp.(a)	7,256	501,462
Encompass Health Corp.	7,381	457,105
Exelixis, Inc.(a)	17,050	404,767
Henry Schein, Inc.(a)	9,281	541,917
Hill-Rom Holdings, Inc.	5,265	577,992
Humana, Inc.	1,044	404,811
IDEXX Laboratories, Inc.(a)	1,809	597,259
Illumina, Inc.(a)	1,464	542,192
Incyte Corp.(a)	6,149	639,312
Insulet Corp.(a)	2,576	500,414
Intuitive Surgical, Inc.(a)	840	478,657
IQVIA Holdings, Inc.(a)	2,980	422,802
Jazz Pharmaceuticals PLC(a)	4,801	529,742
Masimo Corp.(a)	2,935	669,151
Mettler-Toledo International(a)	676	544,552
Molina Healthcare, Inc.(a)	2,340	416,473
Penumbra, Inc.(a)	2,691	481,205
PerkinElmer, Inc.	6,343	622,185
PRA Health Sciences, Inc.(a)	4,175	406,186
Regeneron Pharmaceuticals, Inc.(a)	879	548,188
ResMed, Inc.	2,606	500,352
Stryker Corp.	2,296	413,716
Teleflex, Inc.	1,334	485,549
Varian Medical Systems, Inc.(a)	4,054	496,696
Veeva Systems, Inc.(a)	2,164	507,285
Vertex Pharamaceuticals, Inc.(a)	1,946	564,943

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (16.2%): (continued)
Waters Corp.(a)	2,981	537,772
West Pharmaceutical Services, Inc.	2,833	643,573
Zimmer Biomet Holdings, Inc.	3,533	421,699
Zoetis, Inc.	3,924	537,745

		23,084,704

Industrials (21.8%):
Allegion PLC	4,714	481,865
AMERCO, Inc.	1,454	439,384
Ametek, Inc.	5,080	454,000
AO Smith Corp.	12,221	575,853
Carlisle Companies, Inc.	3,688	441,343
Caterpillar, Inc.	3,965	501,573
CH Robinson Worldwide, Inc.	7,949	628,448
Cintas Corp.	1,507	401,405
Copart, Inc.(a)	5,519	459,567
Costar Group, Inc.(a)	742	527,317
CSX Corp.	6,385	445,290
Deere & Co.	2,978	467,993
Donaldson Co., Inc.	10,745	499,857
Dover Corp.	4,549	439,251
Eaton Corp. PLC	4,612	403,458
Emerson Electric Co.	6,419	398,171
Enphase Energy, Inc.(a)	4,177	198,700
Expeditors International of Washington, Inc.	8,800	669,152
Fastenal Co.	12,008	514,423
Fortive Corp.	7,077	478,830
Fortune Brands Home & Security, Inc.	6,253	399,754
Generac Holdings, Inc.(a)	3,886	473,819
General Dynamics Corp.	3,617	540,596
Graco, Inc.	10,340	496,217

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (21.8%): (continued)
HD Supply Holdings, Inc.(a)	11,438	396,327
HEICO Corp.	3,423	341,102
Honeywell International, Inc.	3,290	475,701
Hubbell, Inc.	3,639	456,185
Huntington Ingalls Industries, Inc.	2,714	473,566
IDEX Corp.	3,655	577,636
Illinois Tool Works, Inc.	2,874	502,519
Ingersoll-Rand, Inc.(a)	13,333	374,924
J.B. Hunt Transport Services, Inc.	4,558	548,510
Kansas City Southern	2,840	423,984
Knight-Swift Transportation Holdings, Inc.	13,477	562,125
Lennox International, Inc.	2,448	570,360
Masco Corp.	10,985	551,557
Middleby Corp.(a)	4,612	364,071
Nordson Corp.	2,204	418,121
Norfolk Southern Corp.	2,396	420,666
Old Dominion Freight Line, Inc.	3,126	530,138
Owens Corning	6,971	388,703
PACCAR, Inc.	7,894	590,866
Parker Hannifin Corp.	1,925	352,795
Quanta Services, Inc.	12,112	475,154
Republic Services, Inc.	7,321	600,688
Robert Half International, Inc.	9,000	475,470
Rockwell Automation, Inc.	1,923	409,599
Rollins, Inc.	14,529	615,884
Roper Technologies, Inc.	1,312	509,397
Snap-on, Inc.	3,327	460,823
Spirit Aerosystems Holdings, Inc.	8,053	192,789
Teledyne Technologies, Inc.(a)	1,237	384,645
Toro Co.	8,402	557,389

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (21.8%): (continued)
Trane Technologies PLC	5,318	473,196
TransDigm Group, Inc.	651	287,775
Transunion	5,245	456,525
Trex CO., Inc.(a)	2,948	383,446
Union Pacific Corp.	2,974	502,814
United Rentals, Inc.(a)	2,188	326,100
Verisk Analytics, Inc.	3,291	560,128
Waste Management, Inc.	5,763	610,359
Watsco, Inc.	3,744	665,308
Woodward, Inc.	4,127	320,049
WW Grainger, Inc.	1,584	497,629
XPO Logistics, Inc.(a)	4,053	313,094
Xylem, Inc.	6,996	454,460

		31,188,843

Information Technology (19.3%):
Advanced Micro Devices, Inc.(a)	7,282	383,106
Akamai Technologies, Inc.(a)	5,818	623,049
Amphenol Corp.	5,400	517,375
Analog Devices, Inc.	3,389	415,627
ANSYS, Inc.(a)	1,709	498,567
Arista Networks, Inc.(a)	1,779	373,643
Aspen Technology, Inc.(a)	4,654	482,201
Black Knight, Inc.(a)	8,491	616,107
Broadcom, Inc.	1,317	415,658
CACI International, Inc.(a)	1,991	431,808
Cadence Design Systems, Inc.(a)	5,129	492,179
CDW Corp.	3,788	440,090
Ciena Corp.(a)	8,145	441,133
Citrix Systems, Inc.	4,108	607,614
Cognex Corp.	6,492	387,702

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (19.3%): (continued)
Cognizant Technology Solutions Corp.	7,841	445,526
Dolby Laboratories, Inc.	7,606	501,007
Entegris, Inc.	6,908	407,917
EPAM Systems, Inc.(a)	1,606	404,728
Euronet Worldwide, Inc.(a)	3,580	343,036
F5 Networks, Inc.(a)	3,892	542,856
Fair Isaac Corp.(a)	835	349,063
Fiserv, Inc.(a)	4,575	446,612
Fleetcor Technologies, Inc.(a)	1,637	411,755
FLIR Systems, Inc.	9,191	372,879
Fortinet, Inc.(a)	3,015	413,869
Gartner, Inc.(a)	3,782	458,870
Genpact Ltd.	12,067	440,687
Jack Henry & Associates, Inc.	3,331	613,004
Juniper Networks, Inc.	25,115	574,129
Keysight Technologies, Inc.(a)	4,848	488,581
KLA Corp.	1,846	359,010
Lam Research Corp.	1,129	365,186
Maxim Integrated Products, Inc.	8,432	511,064
Microchip Technology, Inc.	3,435	361,740
Micron Technology, Inc.(a)	7,244	373,211
MKS Instruments, Inc.	3,142	355,800
Monolithic Power Systems, Inc.	1,618	383,466
NetApp, Inc.	10,301	457,055
NVIDIA Corp.	1,046	397,386
Paychex, Inc.	5,834	441,926
Paycom Software, Inc.(a)	1,057	327,385
Paylocity Holding Corp.(a)	2,860	417,245
Qorvo, Inc.(a)	3,321	367,070
RealPage, Inc.(a)	7,641	496,741

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (19.3%): (continued)
Seagate Technology PLC	9,842	476,452
Skyworks Solutions, Inc.	2,964	378,977
Ssnc Technologies Holdings, Inc.	7,700	434,896
SYNNEX Corp.	3,577	428,417
Synopsys, Inc.(a)	2,874	560,430
TE Connectivity Ltd.	5,553	452,847
Teradyne, Inc.	5,676	479,679
The Trade Desk, Inc.(a)	809	328,859
Trimble, Inc.(a)	9,427	407,152
Tyler Technologies, Inc.(a)	1,831	635,137
Ubiquiti, Inc.	1,905	332,537
Universal Display Corp.	2,443	365,522
VeriSign, Inc.(a)	2,533	523,900
Western Union Co.	23,124	499,941
Wex, Inc.(a)	1,743	287,612
Xilinx, Inc.	5,149	506,610
Zebra Technologies Corp.(a)	1,639	419,502

		27,473,133

Materials (7.1%):
Albemarle Corp.	4,677	361,111
AptarGroup, Inc.	5,805	650,043
Axalta Coating Systems, Ltd.(a)	17,241	388,785
Ball Corp.	7,560	525,344
Celanese Corp.	4,475	386,372
CF Industries Holdings, Inc.	12,927	363,766
Crown Holdings, Inc.(a)	6,274	408,626
Eastman Chemical Co.	6,153	428,495
Ecolab, Inc.	2,179	433,512
International Flavors & Fragrances, Inc.	3,789	464,001
International Paper Co.	11,990	422,168

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (7.1%): (continued)
LyondellBasell Industries N.V., Class A	4,688	308,095
Martin Marietta Materials, Inc.	2,011	415,412
Nucor Corp.	10,760	445,572
Packaging Corp. of America	4,752	474,250
PPG Industries, Inc.	4,854	514,814
Reliance Steel & Aluminum Co.	4,707	446,835
Royal Gold, Inc.	3,032	376,938
RPM International, Inc.	6,393	479,859
Sherwin-Williams Co.	874	505,041
Steel Dynamics, Inc.	13,173	343,684
Vulcan Materials Co.	3,693	427,834
Westlake Chemical Corp.	5,700	305,805
Westrock Co.	11,725	331,349

		10,207,711

Utilities (7.7%):
Alliant Energy Corp.	11,055	528,870
Ameren Corp.	6,535	459,803
American Electric Power Co., Inc.	6,619	527,137
American Water Works Co., Inc.	3,686	474,241
Atmos Energy Corp.	4,962	494,116
CenterPoint Energy, Inc.	19,248	359,360
CMS Energy Corp.	8,980	524,612
Consolidated Edison, Inc.	6,635	477,256
DTE Energy Co.	4,148	445,910
Entergy Corp.	4,591	430,682
Essential Utilities, Inc.	9,566	404,068
Evergy, Inc.	7,045	417,698
Eversource Energy	5,280	439,666
MDU Resources Group, Inc.	17,677	392,076
NextEra Energy, Inc.	2,011	482,982

See notes to financial statements.

Schedule of Portfolio Investments —(concluded)

June 30, 2020

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Utilities (7.7%): (continued)
NRG Energy, Inc.	13,114	426,992
OGE Energy Corp.	15,994	485,578
Pinnacle West Capital Corp.	6,224	456,157
PPL Corp.	16,803	434,190
Public Service Enterprise Group, Inc.	10,771	529,501
The Southern Co.	7,755	402,097
Vistra Corp.	20,820	387,668
WEC Energy Group	5,189	454,816
Xcel Energy, Inc.	8,175	510,937

		10,946,413

Total Common Stocks (Cost $144,529,816)		142,424,406

Total Investments (Cost $144,529,816) — 99.8%		142,424,406

Other assets in excess of liabilities — 0.2%		351,095

NET ASSETS - 100.00%		142,775,501

Percentages indicated are based on net assets as of June 30, 2020.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini September Future (U.S. Dollar)	9/18/20	2	$309,020	$144

				$144

See notes to financial statements.

Schedule of Portfolio Investments

June 30, 2020

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.5%)

Consumer Discretionary (5.4%):
BorgWarner, Inc.	31,462	1,110,609
Garmin Ltd.	14,858	1,448,655
Genuine Parts Co.	11,453	995,953
Kohl’s Corp.	25,154	522,449
Lear Corp.	8,016	873,904
Tapestry, Inc.	44,193	586,883

		5,538,453

Consumer Staples (5.8%):
Conagra Brands, Inc.	40,023	1,407,609
Ingredion, Inc.	14,414	1,196,362
Sysco Corp.	14,379	785,956
The JM Smucker Co.	15,352	1,624,395
Tyson Foods, Inc., Class A	16,848	1,005,994

		6,020,316

Energy (5.7%):
ConocoPhillips	17,033	715,727
EOG Resources, Inc.	14,140	716,332
HollyFrontier Corp.	23,930	698,756
Kinder Morgan, Inc.	60,939	924,444
ONEOK, Inc.	16,877	560,654
Phillips 66	11,048	794,351
The Williams Cos., Inc.	43,847	833,970
Valero Energy Corp.	11,786	693,253

		5,937,487

Financials (17.9%):
Aflac, Inc.	24,400	879,132
Alleghany Corp.	2,040	997,846
American Financial Group, Inc.	12,008	762,028

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (17.9%): (continued)
Ares Management Corp., Class A	24,066	955,420
BlackRock, Inc.	1,973	1,073,490
Cincinnati Financial Corp.	15,539	994,962
East West BanCorp, Inc.	23,378	847,219
Everest Re Group, Ltd.	5,012	1,033,474
First American Financial Corp.	19,340	928,707
Franklin Resources, Inc.	47,965	1,005,826
Invesco Ltd.	70,994	763,895
Jefferies Financial Group, Inc.	61,500	956,325
Old Republic International Corp.	61,137	997,144
People’s United Financial, Inc.	75,854	877,631
Principal Financial Group, Inc.	19,722	819,252
Prosperity Bancshares, Inc.	14,340	851,509
Reinsurance Group of America, Inc.	8,964	703,136
Santander Consumer USA Holdings, Inc.	35,922	661,324
Signature Bank	7,971	852,259
TCF Financial Corp.	21,117	621,262
WR Berkley Corp.	18,824	1,078,427

		18,660,268

Health Care (1.5%):
Amgen, Inc.	6,566	1,548,657

		1,548,657

Industrials (19.6%):
Caterpillar, Inc.	9,741	1,232,237
CH Robinson Worldwide, Inc.	19,526	1,543,726
Dover Corp.	11,174	1,078,961
Eaton Corp. PLC	11,328	990,973
Emerson Electric Co.	15,766	977,965
Fastenal Co.	29,496	1,263,609

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (19.6%): (continued)
General Dynamics Corp.	8,885	1,327,952
Honeywell International, Inc.	8,079	1,168,143
Hubbell, Inc.	8,936	1,120,217
Illinois Tool Works, Inc.	7,058	1,234,091
Norfolk Southern Corp.	5,884	1,033,054
PACCAR, Inc.	19,389	1,451,267
Robert Half International, Inc.	22,109	1,168,018
Snap-on, Inc.	8,172	1,131,904
TransDigm Group, Inc.	1,599	706,838
Union Pacific Corp.	7,304	1,234,887
Watsco, Inc.	9,195	1,633,951

		20,297,793

Information Technology (10.1%):
Analog Devices, Inc.	8,326	1,021,101
Broadcom, Inc.	3,235	1,020,998
Juniper Networks, Inc.	61,689	1,410,211
Maxim Integrated Products, Inc.	20,712	1,255,354
NetApp, Inc.	25,300	1,122,561
Paychex, Inc.	14,328	1,085,346
Seagate Technology PLC	24,173	1,170,215
TE Connectivity Ltd.	13,640	1,112,342
Western Union Co.	56,800	1,228,016

		10,426,144

Materials (11.1%):
Celanese Corp.	10,993	949,136
CF Industries Holdings, Inc.	31,752	893,501
Eastman Chemical Co.	15,113	1,052,469
International Flavors & Fragrances, Inc.	9,307	1,139,735
International Paper Co.	29,450	1,036,935

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (11.1%): (continued)
LyondellBasell Industries N.V., Class A	11,514	756,700
Nucor Corp.	26,429	1,094,425
Packaging Corp. of America	11,673	1,164,965
Reliance Steel & Aluminum Co.	11,561	1,097,486
Steel Dynamics, Inc.	32,356	844,168
Westlake Chemical Corp.	14,000	751,100
Westrock Co.	28,801	813,916

		11,594,536

Utilities (22.4%):
Alliant Energy Corp.	27,155	1,299,095
Ameren Corp.	16,051	1,129,348
American Electric Power Co., Inc.	16,257	1,294,707
Atmos Energy Corp.	12,188	1,213,681
CenterPoint Energy, Inc.	47,280	882,718
CMS Energy Corp.	22,056	1,288,512
Consolidated Edison, Inc.	16,296	1,172,171
DTE Energy Co.	10,187	1,095,103
Entergy Corp.	11,276	1,057,802
Essential Utilities, Inc.	23,498	992,556
Evergy, Inc.	17,305	1,026,013
Eversource Energy	12,969	1,079,929
MDU Resources Group, Inc.	43,418	963,011
OGE Energy Corp.	39,286	1,192,723
Pinnacle West Capital Corp.	15,288	1,120,458
PPL Corp.	41,272	1,066,468
Public Service Enterprise Group, Inc.	26,454	1,300,478
The Southern Co.	19,051	987,794
Vistra Corp.	51,141	952,245
WEC Energy Group	12,747	1,117,275

See notes to financial statements.

Schedule of Portfolio Investments (concluded)

June 30, 2020

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Utilities (22.4%): (continued)
Xcel Energy, Inc.	20,079	1,254,938

		23,487,025

Total Common Stocks (Cost $112,549,605)		103,510,679

Total Investments (Cost $112,549,605) — 99.5%		103,510,679

Other assets in excess of liabilities — 0.5%		469,676

NET ASSETS - 100.00%		103,980,355

Percentages indicated are based on net assets as of June 30, 2020.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini September Future (U.S. Dollar)	9/18/20	2	$309,020	$132

				$132

See notes to financial statements.

Schedule of Portfolio Investments

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.4%)
Australia (6.1%):
Communication Services (0.5%):
Rea Group Ltd.	1,096	81,571
Telstra Corp. Ltd.	57,303	123,739

		205,310

Consumer Staples (1.0%):
Coles Group, Ltd.	10,997	130,265
Wesfarmers Ltd.	3,600	111,341
Woolworths Group Ltd.	5,133	132,018

		373,624

Energy (0.4%):
Origin Energy Ltd.	21,056	84,835
Santos Ltd.	16,204	59,249

		144,084

Financials (1.5%):
ASX Ltd.	2,063	121,518
Commonwealth Bank of Australia	2,047	98,036
Insurance Australia Group Ltd.	27,774	110,560
National Australia Bank Ltd.	6,668	83,816
Suncorp Group Ltd.	14,615	93,065
Westpac Banking Corp.	7,026	87,008

		594,003

Health Care (0.9%):
Cochlear Ltd.	604	78,727
CSL Ltd.	480	95,041
Ramsay Health Care Ltd.	1,897	87,057
Sonic Healthcare Ltd.	5,104	107,151

		367,976

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Australia (6.1%): (continued)
Industrials (0.3%):
Brambles Ltd.	15,268	114,498

		114,498

Materials (1.2%):
BHP Group Ltd.	3,927	97,045
BHP Group PLC	3,840	78,706
Fortescue Metals Group Ltd.	8,001	76,450
Newcrest Mining Ltd.	3,987	86,727
Rio Tinto Ltd.	1,765	119,283

		458,211

Utilities (0.3%):
AGL Energy Ltd.	11,666	137,224

		137,224

		2,394,930
Austria (0.4%):
Energy (0.2%):
OMV AG (a)	1,965	65,695

		65,695

Financials (0.2%):
Erste Group Bank AG (a)	3,173	74,678

		74,678

		140,373
Belgium (0.4%):
Financials (0.2%):
KBC Group N.V.	1,345	77,151

		77,151

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Belgium (0.4%): (continued)
Materials (0.2%):
Umicore	1,824	85,877

		85,877

		163,028
Bermuda (0.3%):
Industrials (0.3%):
Jardine Matheson Holdings Ltd.	2,600	108,524

		108,524
Canada (7.5%):
Consumer Discretionary (0.3%):
Dollarama, Inc.	3,299	109,756

		109,756

Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc.	3,415	107,099
Loblaw Cos. Ltd.	2,445	119,080
Metro, Inc.	3,531	145,673
Saputo, Inc.	5,031	119,974

		491,826

Energy (0.9%):
Canadian Natural Resources, Ltd.	2,811	48,769
Cenovus Energy, Inc.	9,142	42,767
Enbridge, Inc.	2,589	78,734
Imperial Oil Ltd.	3,660	58,888
Pembina Pipelines Corp.	1,908	47,707
TC Energy Corp.	1,803	77,040

		353,905
Financials (1.3%):
Canadian Imperial Bank of Commerce	1,242	83,026
Fairfax Financial Holdings, Ltd.	295	91,153

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (7.5%): (continued)
Financials (1.3%): (continued)
Great-West Lifeco, Inc.	4,556	79,883
Intact Financial Corp.	1,110	105,660
National Bank of Canada	1,655	75,008
Power Corp. of Canada	3,827	67,326

		502,056

Industrials (1.0%):
CAE, Inc.	3,438	55,772
Canadian National Railway Co.	1,327	117,420
Canadian Pacific Railway Ltd.	379	96,417
WSP Global, Inc.	1,732	106,237

		375,846

Information Technology (0.9%):
CGI, Inc. (a)	1,860	117,199
Constellation Software, Inc.	113	127,609
Open Text Corp.	2,552	108,386

		353,194

Materials (0.6%):
Aginco Eagle Mines, Ltd.	1,327	84,983
Barrick Gold Corp.	3,548	95,483
Kirkland Lake Gold Ltd.	1,700	70,009

		250,475

Utilities (1.3%):
Algonquin Power & Utilities Corp.	6,308	81,557
Canadian Utilities Ltd., Class A	3,984	99,204
Emera, Inc.	2,650	104,290
Fortis, Inc.	2,708	103,001

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (7.5%): (continued)
Utilities (1.3%): (continued)
Hydro One, Ltd.	6,461	121,519

		509,571

		2,946,629
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC	7,209	83,739

		83,739
Denmark (3.3%):
Financials (0.6%):
Danske Bank A/S	7,884	104,949
Tryg A/S	4,830	139,835

		244,784

Health Care (1.2%):
Coloplast A/S	949	147,105
Demant A/S (a)	3,682	97,105
Genmab A/S (a)	376	125,866
GN Store Nord A/S	1,876	99,970

		470,046

Industrials (0.5%):
DSV Panalpina A S	846	103,304
Vestas Wind Systems A/S	992	101,028

		204,332

Materials (0.7%):
Christian Hansen Holding A/S	1,207	124,489
Novozymes A/S, Class B Shares	2,338	135,201

		259,690

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Denmark (3.3%): (continued)
Utilities (0.3%):
Orsted A/S	1,088	125,570

		125,570

		1,304,422
Finland (1.7%):
Energy (0.2%):
Neste OYJ	2,134	83,452

		83,452

Financials (0.2%):
Sampo OYJ	2,601	89,471

		89,471

Industrials (0.4%):
Kone OYJ	2,391	164,441

		164,441

Materials (0.6%):
Stora ENSO OYJ, Class R Shares	8,368	99,929
UPM-Kymmene OYJ	4,189	121,037

		220,966

Utilities (0.3%):
Fortum OYJ	5,565	105,686

		105,686

		664,016
France (6.7%):
Consumer Discretionary (0.6%):
Compagnie Generale DES Etablissements Michelin (a)	1,011	104,876
Hermes International SA	156	130,352

		235,228

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (6.7%): (continued)
Financials (0.7%):
Amundi SA	1,243	97,329
CNP Assurances SA (a)	4,563	52,542
Natixis (a)	19,246	50,269
Societe Generale (a)	3,992	66,373

		266,513

Health Care (1.1%):
bioMerieux (a)	786	107,991
Essilorluxottica (a)	893	114,616
Orpea	871	100,686
Sartorius Stedim Biotech	419	105,909

		429,202

Industrials (2.7%):
Aeroports de Paris	588	60,375
Bollore	30,690	96,399
Bureau Veritas SA	5,288	111,564
Edenred	2,168	94,816
Eiffage SA (a)	898	82,118
Groupe Eurotunnel SA	5,986	86,345
Legrand SA	1,453	110,377
Safran SA (a)	544	54,525
Schneider Electric SA	986	109,527
Teleperformance (a)	389	98,719
Thales SA	1,214	98,031
Vinci SA	826	76,091

		1,078,887
Information Technology (0.5%):
ATOS SE (a)	1,186	101,126
Dassault Systemes SA	635	109,573

		210,699

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (6.7%): (continued)
Materials (0.6%):
Air Liquide SA	928	133,860
Arkema SA	967	92,490

		226,350

Utilities (0.5%):
Suez	8,493	99,561
Veolia Environnement	4,354	97,924

		197,485

		2,644,364
Germany (5.3%):
Communication Services (0.3%):
Scout24 AG	1,707	132,414

		132,414

Consumer Discretionary (0.2%):
Puma SE (a)	1,054	81,488

		81,488

Consumer Staples (0.4%):
Beiersdorf AG	1,510	171,500

		171,500

Financials (1.0%):
Deutsche Boerse AG	713	128,999
Hannover Rueck SE	561	96,678
Muenchener Rueckversicherungs-Gesellschaft AG	359	93,324
Talanx AG	2,344	87,108

		406,109

Health Care (0.6%):
Carl Zeiss Meditec AG (a)	928	90,491
Fresenius Medical Care AG (a)	1,656	141,946

		232,437

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (5.3%): (continued)
Industrials (1.0%):
Brenntag AG	2,107	110,705
Deutsche Post AG (a)	2,845	104,033
MTU Aero Engines AG (a)	350	60,611
Rational AG	187	104,702

		380,051

Information Technology (0.4%):
Infineon Technologies AG	3,252	76,263
Nemetschek SE	1,176	80,853

		157,116

Materials (0.7%):
Evonik Industries AG	3,752	95,301
Symrise AG	1,393	161,968

		257,269

Real Estate (0.4%):
Deutsche Wohnen SE	3,389	152,099

		152,099

Utilities (0.3%):
Uniper SE	3,790	122,196

		122,196

		2,092,679
Hong Kong (6.6%):
Consumer Discretionary (0.3%):
Techtronic Industries Co.	9,500	92,913

		92,913

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Hong Kong (6.6%):
Consumer Staples (0.6%):
Sun Art Retail Group Ltd.	79,500	135,812
WH Group Ltd.	117,500	100,667

		236,479

Financials (0.3%):
AIA Group Ltd.	14,000	130,601

		130,601

Health Care (0.3%):
Sino Biopharmaceutical Ltd.	62,000	116,795

		116,795

Industrials (0.7%):
CK Hutchison Holdings Ltd.	19,500	125,298
MTR Corp. Ltd.	31,500	163,184

		288,482

Real Estate (3.2%):
CK Asset Holdings Ltd.	19,500	116,241
Hang Lung Properties Ltd.	64,235	152,169
Henderson Land Development Co. Ltd.	45,000	170,703
New World Development Co. Ltd.	30,000	142,446
Shimao Property Holdings Ltd.	23,500	99,454
Sino Land Co. Ltd.	110,000	138,382
Sun Hung KAI Properties Ltd.	12,410	158,441
Swire Pacific Ltd., Class A	20,500	108,712
Wheelock & Co. Ltd.	22,000	183,828

		1,270,376
Utilities (1.2%):
CK Infrastructure Holdings Ltd.	24,500	126,131
Hong Kong & China Gas Co. Ltd.	104,650	162,032

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Hong Kong (6.6%): (continued)
Utilities (1.2%): (continued)
Power Assets Holdings Ltd.	29,000	157,717

		445,880

		2,581,526
Ireland (1.3%):
Consumer Staples (0.3%):
Kerry Group PLC	1,013	125,523

		125,523

Industrials (0.5%):
DCC PLC	1,095	91,299
Kingspan Group PLC	1,653	106,498

		197,797

Materials (0.5%):
CRH PLC	2,539	86,996
Smurfit Kappa Group PLC	3,033	101,401

		188,397

		511,717
Israel (1.0%):
Financials (0.5%):
Bank Hapoalim BM	16,469	97,924
Bank Leumi	19,256	96,302
Isracard Ltd.	–	1

		194,227

Information Technology (0.3%):
Nice Ltd. (a)	546	101,732

		101,732

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Israel (1.0%): (continued)

Real Estate (0.2%):
Azrieli Group Ltd.	2,233	101,095

		101,095

		397,054
Italy (2.1%):
Consumer Discretionary (0.2%):
Moncler SpA	2,247	85,927

		85,927

Energy (0.2%):
Snam SpA	20,452	99,577

		99,577

Financials (1.2%):
Assicurazioni Generali SpA	8,250	124,841
Intesa Sanpaolo SpA	52,206	99,914
Mediobanca Banca di Credito Finanziario SpA	10,796	77,500
Poste Italiane SpA	9,417	81,882
UniCredit SpA	9,024	83,007

		467,144

Industrials (0.2%):
Atlantia SpA (a)	4,468	71,777

		71,777

Utilities (0.3%):
Terna SpA	16,931	116,367

		116,367

		840,792

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.5%):
Communication Services (2.3%):
KDDI Corp.	4,700	140,791
Nexon Co. Ltd.	4,700	106,094
Nippon Telegraph & Telephone Corp.	7,300	170,092
NTT DoCoMo, Inc.	6,200	165,510
Softbank Corp.	16,200	206,326
Z Holdings Corp.	19,500	95,007

		883,820

Consumer Discretionary (2.3%):
Bridgestone Corp.	5,000	160,661
Denso Corp.	3,500	136,324
Fast Retailing Co. Ltd.	200	114,302
Nitori Co. Ltd.	800	156,539
Oriental Land Co. Ltd.	900	118,711
Panasonic Corp.	12,600	109,661
Shimano ORD	600	115,320

		911,518

Consumer Staples (1.4%):
KAO Corp.	2,000	158,207
Seven & i Holdings Co., Ltd.	3,600	117,377
Shiseido Co., Ltd.	1,900	120,290
Unicharm Corp.	3,900	159,670

		555,544

Financials (2.1%):
Japan Post Bank Co. Ltd.	18,300	135,945
Japan Post Holdings Co. Ltd.	20,600	146,295
Ms&Ad Insurance Group Holdings, Inc.	6,000	164,561
ORIX Corp.	8,300	102,135
Sumitomo Mitsui Financial Group, Inc.	5,100	143,231

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.5%): (continued)
Financials (2.1%): (continued)
Tokio Marine Holdings, Inc.	3,300	143,603

		835,770

Health Care (3.3%):
Astellas Pharma, Inc.	8,200	136,679
Chugai Pharmaceutical Co. Ltd.	2,700	144,178
Daiichi Sankyo Co. Ltd.	1,300	106,038
Eisai Co. Ltd.	1,100	87,075
Hoya Corp.	1,300	123,546
M3, Inc.	2,500	106,174
Olympus Corp.	5,100	98,046
Otsuka Holdings Co. Ltd.	2,500	108,814
Shionogi & Co. Ltd.	2,000	125,046
Sysmex Corp.	1,700	129,594
Terumo Corp.	3,000	113,403

		1,278,593

Industrials (4.0%):
Central Japan Railway Co.	800	123,675
Daikin Industries Ltd.	1,000	160,569
East Japan Railway Co.	1,900	131,536
Fanuc Corp.	600	107,039
ITOCHU Corp.	7,400	159,125
Komatsu Ltd.	6,000	122,462
Mitsubishi Corp.	8,400	176,621
Mitsubishi Electric Corp.	11,100	143,891
Nidec Corp.	1,900	126,643
Secom Co. Ltd.	2,000	174,565
SMC Corp.	300	153,334

		1,579,460

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.5%): (continued)
Information Technology (3.0%):
Canon, Inc.	7,300	144,330
Fujifilm Holdings Corp.	2,500	106,752
Fujitsu, Ltd.	1,100	128,585
Keyence Corp.	400	166,840
Kyocera Corp.	2,700	146,679
Murata Manufacturing Co. Ltd.	2,400	140,407
Nomura Research Institute Ltd.	4,200	113,870
OBIC Co. Ltd.	700	122,351
Tokyo Electron Ltd.	500	122,453

		1,192,267

Materials (0.6%):
Nippon Paint Holdings Co. Ltd.	1,400	101,667
Shin-Etsu Chemical Co. Ltd.	1,000	116,664

		218,331

Real Estate (0.5%):
Mitsubishi Estate Co. Ltd.	6,900	102,420
Mitsui Fudosan Co. Ltd.	5,600	99,048

		201,468

		7,656,771
Korea, Republic Of (3.8%):
Communication Services (0.3%):
Naver Corp.	462	102,556

		102,556

Consumer Discretionary (0.6%):
Hyundai Mobis	510	81,410
Hyundai Motor Co.	1,029	83,583
KIA Motors Corp.	2,972	79,192

		244,185

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Korea, Republic Of (3.8%): (continued)
Consumer Staples (0.3%):
LG Household & Health Care Ltd.	100	111,906

		111,906

Financials (1.1%):
Hana Financial Group, Inc.	3,322	74,571
KB Financial Group, Inc.	2,784	78,581
Samsung Fire & Marine Insurance Co. Ltd.	634	92,770
Samsung Life Insurance Co., Ltd.	2,186	81,239
Shinhan Financial Group Co. Ltd.	3,494	83,515

		410,676

Health Care (0.4%):
Celltrion Healthcare Co., Ltd. (a)	767	69,124
Celltrion, Inc. (a)	307	78,103

		147,227

Industrials (0.4%):
Samsung C&T Corp.	1,044	100,685
SK Holdings Co. Ltd.	279	67,500

		168,185

Information Technology (0.5%):
Samsung Electronics Co. Ltd.	2,503	109,876
Samsung SDS Co. Ltd.	712	99,744

		209,620

Materials (0.2%):
POSCO	654	94,609

		94,609

		1,488,964

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Luxembourg (0.7%):
Energy (0.2%):
Tenaris SA	12,250	79,102

		79,102

Health Care (0.3%):
Eurofins Scientific	161	101,033

		101,033

Real Estate (0.2%):
Aroundtown SA	13,620	78,004

		78,004

		258,139
Netherlands (2.5%):
Financials (0.6%):
ABN AMRO Group NV	8,273	71,247
ING Groep NV	9,752	67,902
NN Group NV	2,722	91,432

		230,581

Industrials (0.6%):
Randstad N.V.	2,085	92,895
Wolters Kluwer N.V.	1,874	146,358

		239,253

Information Technology (0.6%):
Adyen N.V. (a)	88	128,073
ASML Holding N.V.	286	105,031

		233,104

Materials (0.7%):
AKZO Nobel N.V	1,382	123,800
Koninklijke DSM N.V.	1,045	144,632

		268,432

		971,370

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
New Zealand (0.7%):
Consumer Staples (0.4%):
a2 Milk Co., Ltd. (a)	9,989	130,102

		130,102

Health Care (0.3%):
Fisher & Paykel Healthcare Corp., Ltd.	5,550	127,459

		127,459

		257,561
Norway (1.2%):
Communication Services (0.2%):
Adevinta ASA (a)	7,332	73,845

		73,845

Consumer Staples (0.3%):
Orkla ASA, Class A	12,852	112,609

		112,609

Financials (0.5%):
DNB ASA (a)	5,859	77,400
Gjensidige Forsikring ASA (a)	5,956	109,635

		187,035

Materials (0.2%):
Yara International ASA	2,851	98,944

		98,944

		472,433
Portugal (0.6%):
Consumer Staples (0.3%):
Jeronimo Martins & Filho SA (a)	7,850	137,440

		137,440

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Portugal (0.6%): (continued)
Utilities (0.3%):
EDP - Energias de Portugal SA	23,849	113,866

		113,866

		251,306
Russian Federation (0.2%):
Materials (0.2%):
Polymetal International PLC	4,679	93,647

		93,647
Singapore (2.8%):
Consumer Discretionary (0.2%):
Jardine Cycle & Carriage Ltd.	6,600	95,497

		95,497

Consumer Staples (0.3%):
Wilmar International Ltd.	39,700	116,538

		116,538

Financials (1.1%):
DBS Group Holdings Ltd.	9,300	138,836
Oversea-Chinese Banking Corp. Ltd.	23,100	149,214
United Overseas Bank	9,700	140,839

		428,889

Industrials (0.9%):
Keppel Corp. Ltd.	31,500	134,745
Singapore Airlines Ltd.	37,900	101,462
Singapore Tech Engineering Ltd.	50,600	119,845

		356,052

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Singapore (2.8%): (continued)
Real Estate (0.3%):
Capitaland Ltd. (a)	58,700	123,020

		123,020

		1,119,996
Spain (2.5%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	3,862	102,260

		102,260

Financials (0.2%):
Caixabank SA	40,803	87,116

		87,116

Health Care (0.3%):
Grifols SA	3,806	115,572

		115,572

Industrials (0.4%):
ACS Actividades de Construccion y Servicios SA	2,690	67,813
Aena SME SA (a)	555	74,008

		141,821

Information Technology (0.2%):
Amadeus IT Group SA	1,428	74,404

		74,404

Utilities (1.2%):
Acciona SA	879	86,058
Iberdrola SA	10,996	127,483
Naturgy Energy Group SA	6,063	112,828
Red Electrica Corp.	7,148	133,340

		459,709

		980,882

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (5.2%):
Communication Services (0.6%):
Tele2 AB, Class B	9,095	120,631
Telia Co. AB	35,329	131,984

		252,615

Consumer Staples (0.7%):
Essity Aktiebolag, Class B (a)	4,203	135,857
ICA Gruppen AB	2,565	121,654

		257,511

Energy (0.2%):
Lundin Petroleum AB	2,731	65,848

		65,848

Financials (1.3%):
Investor AB, Class B	2,168	114,439
L E Lundbergforetagen AB, Class B (a)	2,453	111,338
Skandinavisk Enskilda Banken AB (a)	10,717	92,845
Svenska Handelsbanken AB (a)	9,917	94,155
Swedbank AB, Class A Shares (a)	7,137	91,481

		504,258

Industrials (2.0%):
ALFA Laval AB (a)	4,502	98,787
ASSA Abloy AB	5,358	108,970
Atlas Copco AB, Class A Shares	2,396	101,498
Epiroc AB, Class A	8,004	99,759
Nibe Industrier AB, Class B (a)	4,342	95,975
Skanska AB (a)	4,917	100,028
SKF AB, Class B	4,729	87,903
Volvo AB	6,085	95,308

		788,228

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (5.2%): (continued)
Information Technology (0.2%):
Hexagon AB, Class B Shares (a)	1,634	95,426

		95,426

Real Estate (0.2%):
Fastighets AB Balder, Class B (a)	2,017	76,890

		76,890

		2,040,776
Switzerland (8.2%):
Communication Services (0.4%):
Swisscom AG	311	162,822

		162,822

Consumer Discretionary (0.6%):
CIE Financiere Richemont SA	1,785	113,899
Swatch Group AG	554	110,601

		224,500

Consumer Staples (0.9%):
Barry Callebaut AG	97	185,050
Chocoladefabriken Lindt & Spruengli AG	18	148,226

		333,276

Financials (1.0%):
Baloise Holding AG	765	114,766
Julius Baer Group Ltd.	1,983	83,009
Partners Group Holding AG	126	114,320
Swiss Life Holding AG	263	97,459

		409,554

Health Care (0.8%):
Sonova Holding AG (a)	545	108,833

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Switzerland (8.2%): (continued)
Health Care (0.8%): (continued)
Straumann Holding AG	129	110,859
Vifor Pharma AG	685	103,090

		322,782

Industrials (2.2%):
ABB Ltd.	5,267	118,608
Adecco Group AG	2,048	96,130
Geberit AG	288	144,182
Kuehne & Nagel International AG (a)	939	156,037
Schindler Holding AG	778	183,165
SGS SA	65	158,863

		856,985

Information Technology (0.4%):
Stmicroelectronics N.V.	2,899	78,879
Temenos AG	604	93,833

		172,712

Materials (1.5%):
EMS-Chemie Holding AG	228	176,681
Givaudan SA	45	167,610
Lafargeholcim Ltd.	2,488	109,034
Sika AG	649	124,942

		578,267

Real Estate (0.4%):
Swiss Prime Site AG	1,650	152,597

		152,597

		3,213,495

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (8.3%):
Communication Services (0.7%):
BT Group PLC	61,522	86,928
Informa PLC	13,182	76,822
Rightmove PLC	13,342	90,250

		254,000

Consumer Discretionary (1.2%):
Barratt Developments PLC	9,357	57,487
Berkeley Group Holdings PLC	1,600	82,560
Burberry Group PLC	4,062	80,493
JD Sports Fashion PLC	7,052	54,360
Next PLC	1,138	68,999
Persimmon PLC	2,237	63,354
Taylor Wimpey PLC	35,428	62,589

		469,842

Consumer Staples (0.2%):
Associated British Foods PLC	3,701	87,806

		87,806

Financials (1.8%):
3I Group PLC	7,307	75,372
Admiral Group PLC	4,414	125,720
Hargreaves Lansdown PLC	3,762	75,900
Legal & General Group PLC	20,743	56,768
London Stock Exchange Group	1,018	105,411
RSA Insurance Group PLC	16,586	84,207
Schroders PLC	2,411	88,086
Standard Chartered PLC	17,388	94,806

		706,270
Health Care (0.2%):
Smith & Nephew PLC	4,527	84,436

		84,436

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (8.3%): (continued)
Industrials (1.8%):
Ashtead Group PLC	2,114	71,211
Bunzl PLC	4,319	115,898
Ferguson PLC	1,081	88,551
International Consolidated Airlines Group SA	15,310	42,146
Intertek Group PLC	1,544	104,060
Rentokil Initial PLC	14,627	92,346
Smiths Group PLC	4,962	86,801
Spirax-Sarco Engineering PLC	960	118,649

		719,662

Information Technology (0.8%):
AVEVA Group PLC	1,623	82,279
Halma PLC	3,800	108,421
The Sage Group PLC	14,419	120,008

		310,708

Materials (1.0%):
Anglo American PLC	2,957	68,484
Croda International PLC	2,244	146,121
Mondi PLC	5,438	101,764
Rio Tinto PLC	1,591	89,665

		406,034

Utilities (0.6%):
Severn Trent PLC	3,679	112,990
United Utilities Group PLC	8,871	100,033

		213,023

		3,251,781

See notes to financial statements.

Schedule of Portfolio Investments — continued

June 30, 2020

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United States (0.3%):
Industrials (0.3%):
Waste Connections, Inc.	1,347	126,215

		126,215

Total Common Stocks (Cost $40,302,226)		39,057,129

Rights (0.0%†)
Spain (0.0%†):
Energy (0.0%†):
ACS Actividades de Construccion y Servicios SA Expires 07/08/20 @ $0.00(a)	2,698	4,209
Repsol SA Expires 07/07/20 @ $0.00(a)	7,807	3,800

		8,009
Total Rights (Cost $8,532)		8,009

Total Investments (Cost $40,310,758) — 99.4%		39,065,138

Other assets in excess of liabilities — 0.6%		237,988

NET ASSETS - 100.00%		39,303,126

Percentages indicated are based on net assets as of June 30, 2020.

†	Represents less than 0.05%.

(a)	Non-income producing security.

See notes to financial statements.

Schedule of Portfolio Investments (concluded)

June 30, 2020

Timothy Plan International ETF	(Unaudited)

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index September Future (U.S. Dollar)	9/18/20	2	$177,840	$(8)

				$(8)

See notes to financial statements.

Statements of Assets and Liabilities
June 30, 2020

Timothy Plan	(Unaudited)

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
ASSETS:
Investments, at value (Cost $27,315,180 and $144,529,816)	$24,942,660	$142,424,406
Cash and cash equivalents	—	114,250
Deposits with brokers for futures contracts	31,602	195,971
Interest and dividends receivable	14,678	97,439
Receivable for capital shares issued	3,425	—
Receivable for investments sold	85,608	—
Variation margin receivable on open futures contracts	720	4,250
Total Assets	25,078,693	142,836,316
LIABILITIES:
Cash overdraft	42,262	—
Accrued expenses and other payables:
Investment advisory fees	10,339	60,815
Total Liabilities	52,601	60,815
Net Assets	$25,026,092	$142,775,501

NET ASSETS CONSIST OF:
Capital	$28,003,870	$149,303,266
Total distributable earnings/(loss)	(2,977,778)	(6,527,765)
Net Assets	$25,026,092	$142,775,501

Shares Outstanding (unlimited shares authorized, no par value):	1,200,000	5,750,000
Net asset value:	$20.86	$24.83

See notes to financial statements.

Statements of Assets and Liabilities
June 30, 2020
Timothy Plan	(Unaudited)

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
ASSETS:
Investments, at value (Cost $112,549,605 and $40,310,758)	$103,510,679	$39,065,138
Foreign currency, at value (Cost $— and $17,794)	—	17,719
Cash and cash equivalents	122,649	102,735
Deposits with brokers for futures contracts	230,894	45,475
Interest and dividends receivable	157,080	50,294
Receivable for investments sold	—	29,438
Variation margin receivable on open futures contracts	4,250	—
Reclaims receivable	—	16,618
Total Assets	104,025,552	39,327,417
LIABILITIES:
Payable for investments purchased	—	4,114
Variation margin payable on open futures contracts	—	340
Accrued expenses and other payables:
Investment advisory fees	45,197	19,837
Total Liabilities	45,197	24,291
Net Assets	$103,980,355	$39,303,126

NET ASSETS CONSIST OF:
Capital	$118,336,423	$42,158,042
Total distributable earnings/(loss)	(14,356,068)	(2,854,916)
Net Assets	$103,980,355	$39,303,126

Shares Outstanding (unlimited shares authorized, no par value):	4,750,000	1,750,000
Net asset value:	$21.89	$22.46

See notes to financial statements.

Statements of Operations
For the Six Months ended June 30, 2020
Timothy Plan	(Unaudited)

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
Investment Income:
Dividend income	$206,636	$1,054,731
Interest income	—	167
Foreign tax withholding	(106)	—
Total Income	206,530	1,054,898
Expenses:
Investment advisory fees	54,786	343,049
Total Expenses	54,786	343,049
Net Investment Income (Loss)	151,744	711,849
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(1,006,758)	(5,403,416)
Net realized gains (losses) from in-kind transactions	393,108	1,828,428
Net realized gains (losses) from futures transactions	(8,522)	31,902
Net change in unrealized appreciation/depreciation on investments	(2,720,737)	(9,851,979)
Net change in unrealized appreciation/depreciation on futures transactions	(1,257)	(4,410)
Net realized/unrealized gains (losses) on investments	(3,344,166)	(13,399,475)
Change in net assets resulting from operations	$(3,192,422)	$(12,687,626)

See notes to financial statements.

Statements of Operations
For the Six Months ended June 30, 2020
Timothy Plan	(Unaudited)

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
Investment Income:
Dividend income	$1,645,163	$500,430
Interest income	4	—
Foreign tax withholding	—	(60,551)
Total Income	1,645,167	439,879
Expenses:
Investment advisory fees	253,722	93,459
Total Expenses	253,722	93,459
Net Investment Income (Loss)	1,391,445	346,420
Realized/Unrealized Gains (Losses) from Investment Transactions and Foreign Currency Translations:
Net realized gains (losses) from investment transactions and foreign currency translations	(5,207,459)	(1,678,554)
Net realized gains (losses) from in-kind transactions	413,064	—
Net realized gains (losses) from futures transactions	29,895	10,044
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(15,186,947)	(1,914,951)
Net change in unrealized appreciation/depreciation on futures transactions	269	(8)
Net realized/unrealized losses on investments and foreign currency transactions	(19,951,178)	(3,583,469)
Change in net assets resulting from operations	$(18,559,733)	$(3,237,049)

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan US Small Cap Core ETF		Timothy Plan US Large/Mid Cap Core ETF
	For the Six Months Ended June 30, 2020	For the Period December 3, 2019(a) through December 31, 2019	For the Six Months Ended June 30, 2020	For the Period May 1, 2019(a) through December 31, 2019
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$151,744	$7,483	$711,849	$613,586
Net realized gains (losses) from investment transactions	(622,172)	58,371	(3,543,086)	406,740
Net change in unrealized appreciation/depreciation on investments	(2,721,994)	348,217	(9,856,389)	7,751,123
Change in net assets resulting from operations	(3,192,422)	414,071	(12,687,626)	8,771,449
Distributions to Shareholders:
Distributions	(133,573)	(7,507)	(607,677)	(593,505)
Change in net assets resulting from distributions to shareholders	(133,573)	(7,507)	(607,677)	(593,505)
Change in net assets resulting from capital transactions	18,130,280	9,815,243	21,275,791	126,617,069
Change in net assets	14,804,285	10,221,807	7,980,488	134,795,013
Net Assets:
Beginning of period	10,221,807	—	134,795,013	—
End of period	$25,026,092	$10,221,807	$142,775,501	$134,795,013
Capital Transactions:
Proceeds from shares issued	$20,518,475	$11,097,743	$49,060,865	$139,366,129
Cost of shares redeemed	(2,388,195)	(1,282,500)	(27,785,074)	(12,749,060)
Change in net assets resulting from capital transactions	$18,130,280	$9,815,243	$21,275,791	$126,617,069

Share Transactions:
Issued	900,000	450,000	2,000,000	5,450,000
Redeemed	(100,000)	(50,000)	(1,200,000)	(500,000)
Change in Shares	800,000	400,000	800,000	4,950,000

(a)	Commencement of operations.

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan High Dividend Stock ETF		Timothy Plan International ETF
	For the Six Months Ended June 30, 2020	For the Period May 1, 2019(a) through December 31, 2019	For the Six Months Ended June 30, 2020	For the Period December 3, 2019(a) through December 31, 2019
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,391,445	$1,282,802	$346,420	$30,091
Net realized gains (losses) from investment transactions	(4,764,500)	476,310	(1,668,510)	13,397
Net change in unrealized appreciation/depreciation on investments	(15,186,678)	6,147,884	(1,914,959)	669,652
Change in net assets resulting from operations	(18,559,733)	7,906,996	(3,237,049)	713,140
Distributions to Shareholders:
Distributions	(1,191,062)	(1,238,011)	(301,149)	(29,857)
Change in net assets resulting from distributions to shareholders	(1,191,062)	(1,238,011)	(301,149)	(29,857)
Change in net assets resulting from capital transactions	29,599,106	87,463,059	19,823,050	22,334,991
Change in net assets	9,848,311	94,132,044	16,284,852	23,018,274
Net Assets:
Beginning of period	94,132,044	—	23,018,274	—
End of period	$103,980,355	$94,132,044	$39,303,126	$23,018,274
Capital Transactions:
Proceeds from shares issued	$37,721,932	$103,751,741	$19,823,050	$22,334,991
Cost of shares redeemed	(8,122,826)	(16,288,682)	—	—
Change in net assets resulting from capital transactions	$29,599,106	$87,463,059	$19,823,050	$22,334,991

Share Transactions:
Issued	1,650,000	4,150,000	850,000	900,000
Redeemed	(400,000)	(650,000)	—	—
Change in Shares	1,250,000	3,500,000	850,000	900,000

(a)	Commencement of operations.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan US Small Cap Core ETF		Timothy Plan US Large/Mid Cap Core ETF
	For the Six Months Ended June 30, 2020	For the period December 3, 2019(a) to December 31, 2019	For the Six Months Ended June 30, 2020	For the period May 1, 2019(a) to December 31, 2019
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$25.55	$24.73	$27.23	$25.16
Investment Activities:
Net Investment Income (Loss)(b)	0.15	0.02	0.13	0.21
Net Realized and Unrealized Gains (Losses) on Investments	(4.71)	0.82	(2.42)	2.04
Total from Investment Activities	(4.56)	0.84	(2.29)	2.25
Distributions to Shareholders:
Net Investment Income	(0.13)	(0.02)	(0.11)	(0.18)
Total Distributions	(0.13)	(0.02)	(0.11)	(0.18)
Net Asset Value, End of Period	$20.86	$25.55	$24.83	$27.23
Total Return (excludes sales charge)(c)	(17.85%)	3.39%	(8.39%)	9.01%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.43%	0.89%	1.08%	1.22%
Net Assets, End of Period (000’s)	$25,026	$10,222	$142,776	$134,795
Portfolio Turnover(c)	38%	—	25%	17%

Amounts designated as “-” are 0 or have been rounded to 0.

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan High Dividend Stock ETF		Timothy Plan International ETF
	For the Six Months Ended June 30, 2020	For the period May 1, 2019(a) to December 31, 2019	For the Six Months Ended June 30, 2020	For the period December 3, 2019(a) to December 31, 2019
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$26.89	$25.10	$25.58	$24.80
Investment Activities:
Net Investment Income (Loss)(b)	0.32	0.48	0.25	0.04
Net Realized and Unrealized Gains (Losses) on Investments	(5.06)	1.74	(3.17)	0.77
Total from Investment Activities	(4.74)	2.22	(2.92)	0.81
Distributions to Shareholders:
Net Investment Income	(0.26)	(0.43)	(0.20)	(0.03)
Total Distributions	(0.26)	(0.43)	(0.20)	(0.03)
Net Asset Value, End of Period	$21.89	$26.89	$22.46	$25.58
Total Return (excludes sales charge)(c)	(17.60%)	9.00%	(11.35%)	3.25%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.85%	2.81%	2.29%	1.99%
Net Assets, End of Period (000’s)	$103,980	$94,132	$39,303	$23,018
Portfolio Turnover(c)	37%	23%	42%	12%

Amounts designated as “-” are 0 or have been rounded to 0.

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

1. ORGANIZATION:

The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust is comprised of multiple series funds, four of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US Large/Mid Cap Core ETF (formerly Timothy Plan US Large Cap Core ETF) (“US Large/Mid Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), and Timothy Plan International ETF (“International ETF”) (individually, a “Fund” and collectively, the “Funds”). The Funds seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large/Mid Cap Core ETF, High Dividend Stock ETF, and the International ETF are the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large Cap Volatility Weighted BRI Index, Victory US Large Cap High Dividend Volatility Weighted BRI Index, and Victory International 500 Volatility Weighted BRI Index (individually, an “Index” and collectively, the “Indices”), respectively. The remaining series funds are presented in separate annual reports.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US Small Cap Core ETF	$250	2.00%
US Large/Mid Cap Core ETF	$500	2.00%
High Dividend Stock ETF	$250	2.00%
International ETF	$4,500	2.00%

* As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

Portfolio securities listed or traded on securities exchanges, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

US Small Cap Core ETF
Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total

Common Stock	$24,942,660	$–	$–	$24,942,660

Total Investment Securities	24,942,660	–	–	24,942,660

Other Financial Instruments*
Futures Contracts	(1,257)	–	–	(1,257)

Total Investments	$24,941,403	$–	$–	$24,941,403

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

US Large/Mid Cap Core ETF
Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total

Common Stock	$142,424,406	$–	$–	$142,424,406

Total Investment Securities	142,424,406	–	–	142,424,406

Other Financial Instruments*
Futures Contracts	144	–	–	144

Total Investments	$142,424,550	$–	$–	$142,424,550

High Dividend Stock ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total

Common Stock	$103,510,679	$–	$–	$103,510,679

Total Investment Securities	103,510,679	–	–	103,510,679

Other Financial Instruments*
Futures Contracts	132	–	–	132

Total Investments	$103,510,811	$–	$–	$103,510,811

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

International ETF
Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total

Common Stock	$39,057,129	$–	$–	$39,057,129
Rights	8,009	–	–	8,009

Total Investment Securities	39,065,138	–	–	39,065,138

Other Financial Instruments*
Futures Contracts	(8)	–	–	(8)

Total Investments	$39,065,130	$–	$–	$39,065,130

*Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally at the unrealized appreciation/(depreciation) on the instrument.

Real Estate Investment Trusts (“REITs”):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Futures Contracts:

During the period ended June 30, 2020, the Funds used futures contracts to provide market exposure on the Funds’ cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin. The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statements of Operations.

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

Average Notional Value

The table below summarizes the monthly average notional value of futures contracts for the period ended June 30, 2020.

Fund	Average Notional Value
US Small Cap Core ETF	$69,786
US Large/Mid Cap Core ETF	440,148
High Dividend Stock ETF	391,867
International ETF	130,303

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Assets	Liabilities

	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
US Small Cap Core ETF	$-	$1,257
US Large/Mid Cap Core ETF	144	-
High Dividend Stock ETF	132	-
International ETF	-	8

* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation margin on futures contracts.

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended June 30, 2020:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
	Net realized gains (losses) from futures transactions	Net Change in unrealized appreciation (depreciation) on futures transactions
Equity Risk Exposure:
US Small Cap Core ETF	$(8,522)	$(1,257)
US Large/Mid Cap Core ETF	31,902	(4,410)
High Dividend Stock ETF	29,894	269
International ETF	10,044	(8)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds identifies its major tax jurisdiction as U.S. Federal.

As of and during the period ended June 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the period ended June 30, 2020 were as follows:

	Excluding in-kind transactions		Associated with in-kind transactions

Fund	Purchases	Sales	Purchases	Sales

US Small Cap Core ETF	$7,720,198	$7,713,553	$20,453,349	$2,380,459

US Large/Mid Cap Core ETF	33,108,511	32,788,229	48,778,494	27,666,456

High Dividend Stock ETF	36,378,893	35,943,094	37,306,686	8,067,368

International ETF	14,746,132	12,884,779	17,887,554	—

For the period ended June 30, 2020, there were no purchases or sales of U.S. Government Securities.

4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:

Timothy Partners, Ltd. (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds. US Large/Mid Cap Core ETF, US Small Cap Core ETF and High Dividend Stock ETF pay a Management Fee equivalent to 0.52% and International ETF pays a Management Fee equivalent to 0.62% of the Fund’s average daily net assets, computed daily and paid monthly.

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a Services Agreement with the Trust.

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.

Drake Compliance LLC provides compliance services to the Trust.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.

5. INVESTMENT RISKS:

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Each Fund may be subject to other risks in addition to these identified risks.

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Excluded Security Risk

Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. Biblically Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI screening criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

6. FEDERAL INCOME TAX INFORMATION:

As of the end of its latest tax year ended December 31, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Small Cap Core ETF	$9,849,296	$437,549	$(89,332)	$348,217
US Large/Mid Cap Core ETF	126,666,716	8,689,775	(937,720)	7,752,055
High Dividend Stock ETF	87,642,360	6,911,656	(737,114)	6,174,542
International ETF	22,268,043	768,054	(113,512)	654,542

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

The tax character of distributions paid to shareholders during the period ended December 31, 2019 were as follows:

	Period Ended December 31, 2019

	Distributions Paid From:
Fund	Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
US Small Cap Core ETF	$7,507	$7,507	$7,507
US Large/Mid Cap Core ETF	593,505	593,505	593,505
High Dividend Stock ETF	1,238,011	1,238,011	1,238,011
International ETF	29,857	29,857	29,857

* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the end of its latest tax year ended December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*		Total Accumulated Earnings/ (Deficit)
US Small Cap Core ETF	$-	$-	$-	$348,217		$348,217
US Large/Mid Cap Core ETF	7,089	7,089	(991,606)	7,752,055		6,767,538
High Dividend Stock ETF	16,139	16,139	(795,954)	6,174,542		5,394,727
International ETF	28,523	28,523	-	654,759	**	683,282

* The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, futures mark to market, return of capital from underlying investments and passive foreign investment company mark to market.

** The amount includes $217 of unrealized appreciation on foreign currency translation.

Notes to Financial Statements
June 30, 2020
Timothy Plan	(Unaudited)

At December 31, 2019, the Funds had net capital loss carry forwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders.

CLCFs not subject to expiration:

Fund	Short-Term Amount	Total
US Large/Mid Cap Core ETF	$ 991,606	$ 991,606
High Dividend Stock ETF	795,954	795,954

During the period ended December 31, 2019, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains (losses) to paid-in capital.

Fund	Short-Term Amount	Total
US Small Cap Core ETF	$(58,371)	$(58,371)
US Large/Mid Cap Core ETF	(1,410,406)	(1,410,406)
High Dividend Stock ETF	(1,274,259)	(1,274,259)

7. NOVEL CORONAVIRUS PANDEMIC:

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

8. SUBSEQUENT EVENTS:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Other Information (Unaudited)
Timothy Plan	June 30, 2020

Proxy Voting and Form N-PORT Information

Proxy Voting:

Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC’s website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N- PORT. Forms N- PORT are available on the SEC’s website at www.sec.gov.

Expense Examples:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

Other Information (Unaudited)
Timothy Plan	June 30, 2020

use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20 - 6/30/20*	Hypothetical Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

US Small Cap Core ETF

ETF Shares	$1,000	$821.50	$1,022.28	$2.36	$2.61	0.52%

US Large/Mid Cap Core ETF

ETF Shares	$1,000	$916.10	$1,022.28	$2.48	$2.61	0.52%

High Dividend Stock ETF

ETF Shares	$1,000	$824.00	$1,022.28	$2.36	$2.61	0.52%

International ETF

ETF Shares	$1,000	$886.50	$1,021.78	$2.91	$3.12	0.62%

*Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Liquidity Risk Management Program
June 30, 2020
Timothy Plan Family of Funds	(Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (LPA) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment advisor and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2019 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception on December 1, 2018 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held in February, 2020.

During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY. You should consider the fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

Visit our website at	Call Timothy Plan at

etf.timothyplan.com	800.846.7526

Item 2.	Code of Ethics.

Not applicable __ only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable __ only for annual reports.

Item 6.	Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable __ only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Timothy Plan

By (Signature and Title)    /s/ Arthur D. Ally

                                            Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date       August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Arthur D. Ally

                                            Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date       August 25, 2020